ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                  FORM 24F-2



1.    Name and address of issuer:    AMERICAN AADVANTAGE FUNDS
                                     4333 Amon Carter Boulevard
                                     Fort Worth, Texas  76155

2.    Name of each series or class of funds for which this notice is filed:

           Institutional and PlanAhead Classes: American AAdvantage Balanced Fund American AAdvantage Growth and Income Fund American AAdvantage International Equity Fund American AAdvantage Limited-Term Income Fund American AAdvantage Money Market Fund American AAdvantage Municipal Money Market Fund
           American AAdvantage U.S. Treasury Money Market Fund

           AMR Class:
           American AAdvantage Balanced Fund
           American AAdvantage Growth and Income Fund
           American AAdvantage International Equity Fund
           American AAdvantage Limited-Term Income Fund

           Platinum Class:
           American AAdvantage Money Market Fund
           American AAdvantage Municipal Money Market Fund
           American AAdvantage U.S. Treasury Money Market Fund


3.    Investment Company Act File Number:      File No. 811-4984

      Securities Act File Number:              File No. 33-11387

4.    Last day of fiscal year for which this notice is filed:

           October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

           N/A                                                             /_/

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

           N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

           877,062,637 shares at an aggregate sales price of $882,644,638.60

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

           595,506,471 shares at an aggregate sales price of $595,506,471

9. Number and aggregate sale price of securities sold during the fiscal year:

           13,335,130,565 shares at an aggregate sales price of
           $13,876,895,474

10. Number and aggregate sale price of securities sold during the fiscal period in reliance upon registration pursuant to rule 24f-2:

           12,975,538,052 shares at an aggregate sales price of
           $13,262,546,185

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

           66,182,141 shares at an aggregate sales price of $186,581,383

12.   Calculation of filing fee:

      (i)       Aggregate sale price of securities sold during the fiscal
                year in reliance on rule 24f-2 (from Item 10):                                $13,262,548,185

      (ii)      Aggregate price of shares issued in connection with
                dividend reinvestment plans (from Item 11, if applicable):
                                                                                                 +186,581,383
      (iii)     Aggregate price of shares redeemed or repurchased during
                the fiscal year (if applicable):                                              -13,449,129,568

      (iv)      Aggregate price of shares redeemed or repurchased and
                previously applied as a reduction to filing fees pursuant
                to rule 24e-2 (if applicable):                                                            -0-

      (v)       Net aggregate price of securities sold and issued during
                the fiscal year in  reliance on rule 24f-2 [line (i),  plus line
                (ii), less line (iii), plus line (iv)] (if
                applicable):                                                                              -0-

      (vi)      Multiplier prescribed by Section 6(b) of the Securities
                Act of 1933 or other applicable law or regulation (see
                Instruction C.6):                                                                 x 1/3300

      (vii)     Fee due [line (i) or line (v) multiplied by line (vi)]:                                   -0-


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

           N/A                                                            /  /

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

           N/A


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)             /s/ William F. Quinn
                                     ------------------------
                                     William F. Quinn
                                     President

Date:  December 20, 1996